Supplement to the
Fidelity Advisor Focus Funds®
Class A, Class T, Class B, and Class C
September 29, 2003
Prospectus

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 26 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

The following information replaces similar information found in the "Fund Management" section on page 32.

John Roth is manager of Advisor Consumer Industries Fund, which he has managed since June 2004. Mr. Roth joined Fidelity Investments as a research analyst in 1999, after receiving an MBA from the MIT Sloan School of Management. Previously, he was an equity trader with Tucker Anthony in Boston from 1992 to 1997.

Matthew Friedman is manager of Advisor Cyclical Industries Fund and Advisor Natural Resources Fund, which he has managed since May 2004 and June 2004, respectively. Since joining Fidelity Investments in 1999, Mr. Friedman has worked as a research analyst and manager. Prior to joining Fidelity, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

James Morrow is manager of Advisor Electronics Fund, which he has managed since February 2004. Since joining Fidelity Investments in 1998, Mr. Morrow has worked as a research analyst and manager.

Matthew Fruhan is manager of Advisor Financial Services Fund, which he has managed since April 2004. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Fruhan has worked as a research analyst and manager.

Samuel Peters is manager of Advisor Healthcare Fund, which he has managed since February 2004. Mr. Peters also manages other Fidelity funds. Since joining Fidelity Investments in 1998, Mr. Peters has worked as a research analyst and manager.

AFOC-04-08 June 21, 2004
1.480125.139

Supplement to the
Fidelity Advisor Focus Funds®
Institutional Class
September 29, 2003
Prospectus

The following information replaces similar information found in the "Fund Management" section on page 29.

John Roth is manager of Advisor Consumer Industries Fund, which he has managed since June 2004. Mr. Roth joined Fidelity Investments as a research analyst in 1999, after receiving an MBA from the MIT Sloan School of Management. Previously, he was an equity trader with Tucker Anthony in Boston from 1992 to 1997.

Matthew Friedman is manager of Advisor Cyclical Industries Fund and Advisor Natural Resources Fund, which he has managed since May 2004 and June 2004, respectively. Since joining Fidelity Investments in 1999, Mr. Friedman has worked as a research analyst and manager. Prior to joining Fidelity, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

James Morrow is manager of Advisor Electronics Fund, which he has managed since February 2004. Since joining Fidelity Investments in 1998, Mr. Morrow has worked as a research analyst and manager.

Matthew Fruhan is manager of Advisor Financial Services Fund, which he has managed since April 2004. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Fruhan has worked as a research analyst and manager.

Samuel Peters is manager of Advisor Healthcare Fund, which he has managed since February 2004. Mr. Peters also manages other Fidelity funds. Since joining Fidelity Investments in 1998, Mr. Peters has worked as a research analyst and manager.

AFOCI-04-07 June 21, 2004
1.479771.134